CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed statements of comprehensive (loss) income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Revenues	$ 32,922	$ 43,101	$ 57,025
Operating costs and expenses:
Cost of revenue	(29,937)	(40,055)	(61,195)
Sales and marketing expenses	(54)	(153)	(336)
General and administrative expenses	(13,709)	(18,465)	(21,946)
Total operating costs and expenses	(43,769)	(59,547)	(85,690)
Net (loss) gain on disposal of cryptocurrency assets		7,074	(7,835)
Impairment of cryptocurrency assets		(2,359)	(9,396)
Changes in fair value of cryptocurrency assets	3,203
Operating profit (loss)	(8,006)	(25,193)	(89,638)
Interest income	56	242	150
Interest expense			218
(Loss) income before income tax	(7,008)	(25,384)	(79,421)
Net Income (Loss)	12,073	(28,710)	(155,415)
Comprehensive (loss) income	11,957	(29,026)	(157,020)
Parent Company
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Revenues			40,274
Operating costs and expenses:
Cost of revenue	(31)	(42)	(15,595)
Sales and marketing expenses		(6)	(72)
General and administrative expenses	(1,681)	(3,134)	(3,307)
Total operating costs and expenses	(1,712)	(3,182)	(18,974)
Net (loss) gain on disposal of cryptocurrency assets		539	(9,349)
Impairment of cryptocurrency assets			(7,360)
Changes in fair value of cryptocurrency assets	100
Operating profit (loss)	(1,612)	(2,643)	4,591
Interest income		231
Interest expense			(60)
Other operating expense		(10,000)
Equity in (loss) income of subsidiaries	13,685	(16,298)	(159,946)
(Loss) income before income tax	12,073	(28,710)	(155,415)
Net Income (Loss)	12,073	(28,710)	(155,415)
Foreign currency translation loss	(116)	(316)	(1,605)
Comprehensive (loss) income	$ 11,957	$ (29,026)	$ (157,020)